New Standards, Interpretations and Amendments Adopted by the Group (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Current Assets
Trade receivables	$ (416,587)		$ (385,778)
Other accounts receivable and prepaid expenses	(48,628)		(44,904)
Equity
Retained earnings	(256,671)		(239,156)
Other components of equity - non-controlling interests	$ (436,665)		$ (413,720)
Increase (decrease) due to application of IFRS 15 [member]
Current Assets
Trade receivables		$ 20
Other accounts receivable and prepaid expenses		629
Current Liabilities
Deferred revenue and customer advances		(1,397)
Other accounts payable		231
Equity
Retained earnings		874
Other components of equity - non-controlling interests		$ 941